Entity-Wide Disclosure (Schedule of Net Sales by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 484,403	$ 215,244	$ 155,894
North America [Member]
Net sales	262,614	113,854	82,373
Europe and Middle East [Member]
Net sales	126,214	62,781	49,885
Asia Pacific [Member]
Net sales	90,023	35,450	21,506
Other [Member]
Net sales	$ 5,552	$ 3,159	$ 2,130